Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Income Tax Contingency [Line Items]
Net operating loss carryforwards as of 2008 ownership change	$ 112,258
Annual limitation on Net operating loss carryforwards from 2008 change in ownership	0
Reduction in income taxes payable	(2,434)
Increase in additional paid in capital	2,434
Increase (decrease) in deferred tax assets valuation allowance	(62,924)	14,834
Unrecognized tax benefits that would impact effective tax rate if recognized	2,155	5,305
Unrecognized tax benefits, income tax penalties and interest accrued	0	3,898
Unrecognized tax benefits, interest and penalty provisions (benefit)	(232)	600	1,401
Scenario, Forecast [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, period increase (decrease)	$ (1,343)
Minimum [Member]
Income Tax Contingency [Line Items]
Net operating losses carryforward expiration year end	2029
Maximum [Member]
Income Tax Contingency [Line Items]
Net operating losses carryforward expiration year end	2034